Note 12 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosure of cash activities includes interest paid, net of capitalized interest, of $165 million, $137 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES (in millions)

	Years Ended December 31,
	2016	2015	2014
Capital expenditures included in accounts payable at period end	$30	$54	$50
Capital expenditures included in affiliate payable at period end	8	—	17
Capital leases and other	2	—	4
Predecessors’ net liabilities not assumed by Tesoro Logistics LP	22	3	1
Receivable from affiliate for capital expenditures	4	6	3